EAST WEST SECURITIES COMPANY, INC.

ANNUAL REPORT FOR THE YEAR ENDED DECEMBER 31, 2001
AND THE PERIOD JULY 26, 2000 (COMMENCEMENT OF
OPERATIONS) THROUGH DECEMBER 31, 2000
AND INDEPENDENT AUDITORS' REPORT

EAST WEST SECURITIES COMPANY, INC.

TABLE OF CONTENTS
-------------------------------------------------------------------------------

                                                                            PAGE
INDEPENDENT AUDITORS' REPORT                                                  1

FINANCIAL STATEMENTS OF EAST WEST SECURITIES COMPANY, INC.:

   Schedule of Investments                                                    2

   Statement of Assets and Liabilities                                        6

   Statement of Operations                                                    7

   Statements of Changes in Net Assets                                        8

   Statement of Cash Flows                                                    9

   Financial Highlights                                                      10

   Notes to Financial Statements                                             11

INDEPENDENT AUDITORS' REPORT

To the Shareholder and
Board of Directors of
East West Securities Company, Inc.:

We have audited the accompanying statement of assets and liabilities of East West Securities Company, Inc. (the "Fund"), including the schedule of investments, as of December 31, 2001, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets and the financial highlights for the year ended December 31, 2001 and the period July 26, 2000 (commencement of operations) through December 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, through physical inspection and by correspondence with the custodian bank. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of East West Securities Company, Inc. as of December 31, 2001, the results of its operations and its cash flows for the year then ended, the changes in its net assets and the financial highlights for the year ended December 31, 2001 and the period July 26, 2000 (commencement of operations) through December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE, LLP

Los Angeles, California
February 8, 2002

EAST WEST SECURITIES COMPANY, INC.

SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                                                     (1)             % OF          INTEREST RATE
                                                               COST BASIS         FAIR VALUE       NET ASSETS          RANGE
                                                              ------------       ------------      ----------     ---------------
INVESTMENT IN EW ASSETS, LLC (NOTES 1,2 AND 3):
Money market deposit account                                  $134,815,357       $134,815,357        16.57%            2.78%

  Commercial real estate loans, fixed rate                       8,696,684          8,942,972         1.10%        7.50% - 9.50%

  Commercial real estate loans, intermediate fixed rate         18,938,377         18,948,102         2.33%        6.68% - 10.25%

  Commercial real estate loans, variable rate:

     3-month Libor                                               5,157,189          5,135,815         0.63%            4.84%

     6-month Libor                                               2,983,711          2,979,029         0.37%        4.75% - 4.88%

     6-month Treasury Bill                                         479,830            474,206         0.06%        7.35% - 7.80%

     6-month Certificate of Deposit                              2,939,286          2,934,432         0.36%        6.00% - 7.01%

     1-year Constant Maturity Treasury                           4,139,884          4,096,643         0.50%        7.75% - 9.25%

     Bank of America Prime Rate                                 43,553,008         43,547,219         5.35%        3.75% - 9.50%

     First Central Bank Prime Rate                              11,970,330         12,037,240         1.48%        5.50% - 11.00%

  Commercial business loans, fixed rate                             30,000             29,550         0.00%            4.68%

  Commercial business loans, BofA Prime Rate                       450,000            449,850         0.06%        5.75% - 6.25%

  Trade finance loans, BofA Prime Rate                           1,604,429          1,605,159         0.20%        5.50% - 6.50%
                                                              ------------       ------------        ------
        Subtotal - Investment in EW Assets, LLC                235,758,085        235,995,574        29.00%
                                                              ------------       ------------        ------

INVESTMENT IN EW ASSETS 2, LLC (NOTES 1,2 AND 3):

  Money market deposit account                                   8,894,768          8,894,768         1.09%            1.84%

  Commercial real estate loans, fixed rate                       9,753,055          9,797,484         1.20%        7.50% - 9.62%

  Commercial real estate loans, intermediate fixed rate         12,916,719         12,968,615         1.59%        8.00% - 8.75%

  Commercial real estate loans, variable rate:

     6-month Libor                                              14,150,670         14,163,826         1.74%        4.92% - 8.00%

     6-month Certificate of Deposit                             10,622,710         10,597,138         1.30%        5.40% - 7.59%

     1-year Constant Maturity Treasury                           4,836,318          4,815,138         0.59%        7.46% - 8.60%

     Bank of America Prime Rate                                 48,499,516         48,665,853         5.98%        4.63% - 8.25%

     First Central Bank Prime Rate                               1,515,320          1,519,473         0.19%            6.00%
                                                              ------------       ------------        ------
        Subtotal - Investment in EW Assets 2, LLC              111,189,076        111,422,295        13.69%
                                                              ------------       ------------        ------

(1) All investments are valued under procedures established by the Board of Directors.

                                                                                     (1)             % OF          INTEREST RATE
                                                               COST BASIS         FAIR VALUE       NET ASSETS          RANGE
                                                              ------------       ------------      ----------     ---------------
INVESTMENT IN EW ASSETS 3, LLC (NOTES 1, 2 AND 3):

  Money market deposit account                                  11,189,594         11,189,594         1.38%            1.84%

  Commercial real estate loans, fixed rate                      42,924,135         43,467,081         5.34%        7.38% - 10.25%

  Commercial real estate loans, variable rate:

     1-month Libor                                              15,750,000         15,758,120         1.94%            6.04%

     6-month Libor                                              20,006,322         20,094,823         2.47%        4.42% - 5.92%

     6-month Certificate of Deposit                              6,683,171          6,670,331         0.82%        6.53% - 7.59%

     1-year Constant Maturity Treasury                          15,208,427         15,203,442         1.87%        6.74% - 7.40%

     5-year Treasury Bill                                          784,528            792,482         0.10%            7.65%

     Bank of America Prime Rate                                  1,039,259          1,057,526         0.13%            5.25%
                                                              ------------       ------------        ------
        Subtotal - Investment in EW Assets 3, LLC              113,585,436        114,233,399        14.04%
                                                              ------------       ------------        ------

INVESTMENT IN EW ASSETS 4, LLC (NOTES 1,2 AND 3):

  Money market deposit account                                   3,422,816          3,422,816         0.42%            1.84%

  Commercial real estate loans, fixed rate                      37,025,175         37,762,299         4.64%        5.07% - 9.65%

  Commercial real estate loans, variable rate:

     6-month Libor                                               1,024,867          1,026,534         0.13%            6.63%

     6-month Certificate of Deposit                              4,416,479          4,415,410         0.54%        7.37% - 8.23%

     1-year Constant Maturity Treasury                           2,324,781          2,290,417         0.28%            8.90%

     Bank of America Prime Rate                                 18,984,239         19,071,535         2.34%        4.88% - 5.25%

  Construction loans, variable rate:

     1-month Libor                                               3,196,988          3,199,376         0.39%            5.37%

     6-month Libor                                              28,589,974         28,690,380         3.53%        5.23% - 7.23%

     Bank of America Prime Rate                                 11,960,860         11,959,600         1.47%        5.25% - 6.00%
                                                              ------------       ------------        ------
        Subtotal - Investment in EW Assets 4, LLC              110,946,179        111,838,367        13.75%
                                                              ------------       ------------        ------

(1) All investments are valued under procedures established by the Board of Directors.

                                                                                     (1)             % OF          INTEREST RATE
                                                               COST BASIS         FAIR VALUE       NET ASSETS          RANGE
                                                              ------------       ------------      ----------     ---------------
INVESTMENT IN EW ASSETS 5, LLC (NOTES 1, 2 AND 3):

Money Market Deposit Account                                    36,056,320         36,056,320         4.43%            1.84%

Commercial real estate loans, fixed rate                         1,341,550          1,434,245         0.18%            9.58%

Commercial real estate loans, variable rate:

   1-month Libor                                                 1,594,456          1,592,619         0.20%            4.13%

   3-month Libor                                                 3,853,714          3,828,529         0.47%            4.00%

   6-month Libor                                                 5,192,720          5,182,660         0.64%        4.13% - 4.50%

   1-year Constant Maturity Treasury                             2,526,666          2,483,023         0.31%            8.80%

Commercial business loans, fixed rate                            8,632,565          8,981,734         1.10%        3.90% - 11.50%

Commercial business loans, variable rate:

   3-month Libor                                                15,068,309         15,012,891         1.85%            4.88%

   Bank of America Prime Rate                                   28,860,763         28,668,747         3.52%        4.25% - 8.50%

Commercial syndication loans, variable rate                      5,631,039          5,627,794         0.69%        3.94% - 5.06%

Construction loans, variable rate, BofA Prime Rate               5,374,241          5,374,066         0.66%        5.13% - 5.75%

Personal loans, fixed rate                                          19,225             12,391         0.00%            7.50%

Personal loans, variable rate, BofA Prime Rate                   1,000,238            999,478         0.12%        5.50% - 6.75%

Small business loans, variable rate, BofA Prime Rate               963,998          1,007,831         0.12%        10.5% - 13.25%

Trade finance loans, variable rate, BofA Prime Rate                204,630            204,800         0.03%            6.25%
                                                              ------------       ------------        ------
      Subtotal - Investment in EW Assets 5, LLC                116,320,434        116,467,128        14.31%
                                                              ------------       ------------        ------

(1) All investments are valued under procedures established by the Board of Directors.

                                                                                     (1)             % OF          INTEREST RATE
                                                               COST BASIS         FAIR VALUE       NET ASSETS          RANGE
                                                              ------------       ------------      ----------     ---------------
INVESTMENT IN EW ASSETS 6, LLC (NOTES 1, 2 AND 3):

  Money Market Deposit Account                                  29,499,200         29,499,200         3.63%            1.84%

  Commercial real estate loans, variable rate:

     6-month Libor                                               9,352,079          9,311,275         1.14%        4.10% - 4.28%

     6-month Certificate of Deposit                              3,797,016          3,788,908         0.47%        5.73% - 5.88%

     1-year Constant Maturity Treasury                           2,005,630          1,971,830         0.24%            9.05%

  Commercial business loans, fixed rate                          3,106,385          3,122,319         0.38%        7.75% - 10.50%

  Commercial business loans, variable rate:

     6-month Libor                                               1,430,019          1,389,456         0.17%        4.92% - 5.00%

     1-year Constant Maturity Treasury                           1,084,096          1,083,150         0.13%            7.46%

     Bank of America Prime Rate                                 14,144,725         14,092,942         1.73%        3.00% - 10.75%

     First Central Bank Prime Rate                                 544,160            545,138         0.07%        6.25% - 9.00%

  Trade finance loans, fixed rate                                4,604,631          4,518,641         0.56%        3.21% - 6.88%

  Trade finance loans, variable rate, BofA Prime Rate           40,485,263         40,487,553         4.98%        4.00% - 6.75%
                                                              ------------       ------------       -------
        Subtotal - Investment in EW Assets 6, LLC              110,053,204        109,810,412        13.50%
                                                              ------------       ------------       -------

   Total Investments                                           797,852,414        799,767,175        98.29%

   Excess of cash and receivables over payables                 13,885,777         13,885,777         1.71%
                                                              ------------       ------------       -------
      Net Assets                                              $811,738,191       $813,652,952       100.00%
                                                              ============       ============       =======

(1) All investments are valued under procedures established by the Board of Directors.

See accompanying notes to financial statements.

EAST WEST SECURITIES COMPANY, INC.

STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2001
-------------------------------------------------------------------------------

ASSETS:
  Investments, at fair value (cost $797,852,414)                            $ 799,767,175
  Cash                                                                            137,007
  Receivables:
     Principal paydowns (Note 2)                                               12,574,915
     Interest payments (Note 2)                                                 3,662,056
     Interest due from borrowers                                                2,588,063
     Fee income and borrower advances (Note 2)                                     59,910
                                                                            -------------
     Total assets                                                             818,789,126
                                                                            -------------

LIABILITIES:
  Accrued dividends payable                                                     4,136,390
  Accrued expenses (Note 2)                                                       889,287
  Other liabilities                                                               110,497
                                                                            -------------
     Total liabilities                                                          5,136,174
                                                                            -------------

NET ASSETS                                                                  $ 813,652,952
                                                                            =============

Net Assets Consist of:
  Common stock, par value ($0.001 per share)                                $       8,124
  Additional paid-in capital                                                  812,827,389
  Net accumulated realized loss on investments                                 (1,097,322)
  Net unrealized gain on investments                                            1,914,761
                                                                            -------------
     Net assets (equivalent to $100.15 per share based on 8,123,942 shares
          of capital stock outstanding; 20,000,000 shares authorized)       $ 813,652,952
                                                                            =============

See accompanying notes to financial statements.

EAST WEST SECURITIES COMPANY, INC.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
-------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest and fees on loans                                  $ 51,096,320
  Interest on money market deposit accounts                      7,400,131
                                                              ------------
     Total investment income                                    58,496,451
                                                              ------------

EXPENSES:
  Loan servicing fees (Note 2)                                   3,161,690
  Fund accounting fees (Note 2)                                    418,124
  Asset custodial fees (Note 2)                                    167,249
  Professional fees                                                127,827
  Directors' fees                                                   14,000
  Regulatory reporting expenses                                     13,648
  Insurance expense                                                 10,795
  Other expenses                                                     5,420
                                                              ------------
     Total expenses                                              3,918,753
                                                              ------------
        Net investment income                                   54,577,698
                                                              ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments                              (1,097,322)
  Net unrealized appreciation on investments                     4,114,349
                                                              ------------
        Net increase in net assets resulting from operations  $ 57,594,725
                                                              ============

See accompanying notes to financial statements.

EAST WEST SECURITIES COMPANY, INC.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 AND THE PERIOD FROM JULY 26, 2000
  (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000
-------------------------------------------------------------------------------

                                                                            PERIOD FROM
                                                               YEAR        JULY 26, 2000
                                                               ENDED          THROUGH
                                                            DECEMBER 31,    DECEMBER 31,
                                                               2001             2000
                                                           -------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                    $  54,577,698   $  31,272,862
  Net realized loss on investments                            (1,097,322)             --
  Unrealized gain (loss) on investments                        4,114,349      (2,199,587)
                                                           -------------   -------------
     Net increase in net assets resulting from operations     57,594,725      29,073,275
                                                           -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net investment income                   (54,136,390)    (31,272,862)
                                                           -------------   -------------

CAPITAL SHARE TRANSACTIONS:
  Issuance of shares                                                  --     812,394,204
  Retirement of shares                                                --          (1,000)
                                                           -------------   -------------
     Net increase from capital share transactions                     --     812,393,204
                                                           -------------   -------------

     Total increase in net assets                              3,458,335     810,193,617

NET ASSETS:
  Beginning of period                                        810,194,617           1,000
                                                           -------------   -------------
  End of period                                            $ 813,652,952   $ 810,194,617
                                                           =============   =============

SUMMARY OF CAPITAL TRANSACTIONS:
  Shares issued                                                       --       8,123,942
  Shares retired                                                      --             (10)
                                                           -------------   -------------
     Net increase in shares outstanding                               --       8,123,932

     Number of shares at beginning of period                   8,123,942              10
                                                           -------------   -------------
     Number of shares at end of period                         8,123,942       8,123,942
                                                           =============   =============

See accompanying notes to financial statements.

EAST WEST SECURITIES COMPANY, INC.

STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED DECEMBER 31, 2001
-------------------------------------------------------------------------------

Cash Flows from Operating Activities:
  Net increase in assets from operations                    $  57,594,725
  Purchase of money market deposit investments               (121,202,252)
  Purchase of loans                                           (45,713,770)
  Proceeds from sale of loans                                     777,270
  Paydowns on loans                                           148,229,357
  Decrease in receivables and other assets                      6,277,887
  Increase in accrued dividends payable                         4,136,390
  Increase in other accrued expenses and other liabilities         40,523
  Unrealized gain on investments                               (1,914,761)
  Net realized loss on investments                              1,097,322
                                                            -------------
     Net cash provided by operating activities                 49,322,691
                                                            -------------

Cash Flows from Financing Activities:
  Proceeds from retired shares                                         --
  Payment of cash dividends                                   (50,000,000)
                                                            -------------
     Net cash used in financing activities                    (50,000,000)
                                                            -------------

  Net decrease in cash                                           (677,309)
  Cash at beginning of period                                     814,316
                                                            -------------
  Cash at end of period                                     $     137,007
                                                            =============

See accompanying notes to financial statements.

EAST WEST SECURITIES COMPANY, INC.

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED DECEMBER 31, 2001 AND THE PERIOD FROM JULY 26, 2000
   (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000
-------------------------------------------------------------------------------

                                                                                PERIOD FROM
                                                                   YEAR        JULY 26, 2000
                                                                   ENDED          THROUGH
                                                                DECEMBER 31,    DECEMBER 31,
                                                                   2001            2000
                                                               -------------   -------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                         $       99.73   $      100.00
  Income from investment operations:
    Net investment income                                               6.72            3.85
    Net realized and unrealized gain (loss) on investments              0.37           (0.27)
                                                               -------------   -------------
       Increase in net asset value from investment operations           7.09            3.58
                                                               -------------   -------------
  Less distributions from net investment income                        (6.66)          (3.85)
                                                               -------------   -------------
  Net asset value, end of period                               $      100.15   $       99.73
                                                               =============   =============

TOTAL RETURN (1):                                                       7.11 %          3.58 %

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                             $     813,653   $     810,195
  Ratios to average net assets (2):
     Expenses                                                           0.47 %          0.52 %
     Net investment income                                              6.54 %          9.18 %

  Portfolio turnover rate                                               0.12 %          0.00 %

(1)  Not annualized.

(2)  Annualized.

See accompanying notes to financial statements.

EAST WEST SECURITIES COMPANY, INC.

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2001 AND THE PERIOD FROM JULY 26, 2000
(COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000
-------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      East West Securities Company, Inc. (the "Fund") was incorporated under the general laws of the State of Maryland on July 13, 2000, and is a non-diversified, closed-end, management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek current income consistent with preservation of capital. The Fund intends to meet its objective by investing in a portfolio of medium to high quality investments. Under normal market conditions, the Fund will invest substantially all of its assets in (i) construction and development loans, (ii) mortgage-backed securities, (iii) collateralized mortgage obligations ("CMOs"), (iv) asset-backed securities, (v) corporate debt securities, (vi) U.S. government agency securities, (vii) U.S. Treasury securities, (viii) residential mortgage loans, (ix) commercial real estate loans, (x) commercial business loans, (xi) international loans, and (xii) limited liability companies that invest in such obligations.

      At December 31, 2001, the Fund was the sole member in six limited liability companies, namely EW Assets, LLC, EW Assets 2, LLC, EW Assets 3, LLC, EW Assets 4, LLC, EW Assets 5, LLC and EW Assets 6, LLC (the "LLCs"). These companies invest primarily in loans and money market deposit accounts.

      EWSC Holdings, LLC, a California limited liability company, owns 100% of the voting shares of the Fund and is a subsidiary of East West Bank (the "Bank"), a state-chartered bank headquartered in San Marino, California. The Bank is a subsidiary of East West Bancorp, Inc., a financial holding company incorporated in the state of Delaware.

      INVESTMENT VALUATION - The Fund will use market quotes to value its investments when the Fund believes that multiple and reliable market quotes are available and reflect current value. Securities and investments for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Directors and such fair value is based on discounted cash flow models and the Fund's valuation procedures. Fair value estimates are based on judgments regarding interest rate and prepayment risk and other risk characteristics. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

      INCOME TAXES - The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the Fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDER - The Fund has and intends to make an annual distribution to its shareholder from net investment income. Net investment income of the Fund consists of all interest and other income accrued on portfolio assets less all expenses of the Fund allocable thereto. Dividends and distributions to the shareholder are recorded on the ex-dividend date.

      INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME - The Fund records investment transactions based on a trade date. Interest income is recognized on an accrual basis. Discounts and premiums are amortized over the estimated lives of the investments.

      USE OF ESTIMATES - Management of the Fund has made certain estimates and assumptions relating to the reporting of assets, liabilities, increases and decreases in net assets from operations, and contingencies to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

2.    FEES AND TRANSACTIONS WITH RELATED PARTIES

      The Fund has entered into a Fund Accounting Agreement with the Bank. Pursuant to this agreement, the Bank serves as fund accountant, transfer agent and dividend disbursing agent for the Fund. Services provided by the Bank in this capacity include, but are not limited to: maintaining of books and records required to be maintained by the Fund; performing of certain accounting services, including a monthly download of financial statements; preparing of special reports and performing of special services that may be requested by the Fund; establishing and maintaining accounts of the shareholder; periodically monitoring the number of shares issued and outstanding; and effecting payments of dividends or distributions declared by the Board of Directors (the "Board"). For these services, the Fund pays the Bank an annual fee of 0.05% of the Fund's average daily total assets plus the Bank's out-of-pocket expenses incurred in the performance of its services. All fees are accrued monthly and paid quarterly. At December 31, 2001, accrued unpaid fund accounting fees totaled $106,333.

      The Fund has entered into a Custodian Contract with the Bank for asset custodial services related to the Fund's portfolio of cash and investments. In this capacity, the Bank maintains certain financial and accounting books and records pursuant to agreements with the Fund. For these services, the Fund pays the Bank an annual fee of 0.02% of the Fund's average daily total assets. All fees are accrued monthly and paid quarterly. At December 31, 2001, accrued unpaid asset custodial fees totaled $42,533.

      In addition to fund accounting and asset custodial services, the Bank also provides services related to the servicing and maintenance of loan accounts to each of the limited liability company investments owned by the Fund. In its capacity as loan servicing agent, the Bank collects principal and interest payments on loans, related loan fee income, escrow and other borrower advances on behalf of the LLCs. These amounts are collected daily by the Bank and remitted to the LLCs on a monthly basis. Receivable balances due from the Bank related to principal and interest payments on loans, loan fees, escrow and other borrower advances totaled $16,296,881 at December 31, 2001. For services related to the servicing and maintenance of loan accounts, the LLCs pay the Bank an annual fee of 0.50% of the LLCs' average daily total loans. All fees are accrued monthly and paid quarterly. At December 31, 2001, accrued unpaid loan servicing fees totaled $740,421.

      The Fund's investment and portfolio manager (the "Manager") is an employee of the Fund and the Bank. There is no management contract between the Fund and the Manager. In this capacity, subject to policies determined by the Board, the Manager may furnish continuously an investment program for the Fund and make investment decisions on behalf of the Fund. Additionally, subject to the control of the

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      Board, the Manager also manages, supervises, and conducts the other affairs and business of the Fund and places all orders for the purchase and sale of the Fund's portfolio securities. The Bank incurs all compensation and other expenses for the services rendered by the Manager.

      Certain directors and officers of the Fund are also affiliated with the Bank. No such persons received any remuneration directly from the Fund.

      On July 24, 2000, an employee of the Bank contributed $1,000 to the Fund in exchange for 10 shares of the Fund's common stock which were subsequently redeemed. On July 26, 2000, the Bank contributed $812.4 million in assets to the Fund.

3.    LOANS

      The Fund's loan portfolio is comprised primarily of fixed and variable rate commercial real estate, construction, commercial business and trade finance loans. The loans are not concentrated in any specific industry. Substantially all of the Fund's real estate loans are located in California.

      At December 31, 2001, one commercial business loan with a principal balance of $137,201 was on nonaccrual status. This loan had no market value at December 31, 2001.

      During the year ended December 31, 2001, loan chargeoffs totaling $1,137,539 were recorded as realized losses. For tax purposes, these chargeoffs are treated as capital losses which will be carried forward for eight years to offset future gains.

4.    INVESTMENT TRANSACTIONS

      Purchases and sales of investments (excluding short-term securities) were $45,713,770 and $737,054, respectively, during the year ended December 31, 2001. Realized gains on sales of investments totaled $40,217 for the year ended December 31, 2001 which are treated as capital gains for tax purposes.

      The U.S. federal income tax basis of the Fund's investments at December 31, 2001 was $798,247,328, and net unrealized appreciation for U.S. federal income tax purposes was $1,519,847 (gross unrealized appreciation $2,413,565; gross unrealized depreciation $893,718).

5.    DISTRIBUTIONS TO SHAREHOLDERS

      A dividend totaling $50,000,000 was paid during the year ended December 31, 2001. An additional dividend of $4,136, 390 was payable at December 31, 2001 and subsequently paid on January 29, 2002.

      The tax character of distributions to the Fund's shareholder during the year ended December 31, 2001 was an ordinary income distribution of $54,577,698. Included in the distributions reported during the year ended December 31, 2000 was an overdistribution of earnings of $441,309. This amount was paid in January 2001 and treated as a distribution of ordinary income in the year ended December 31, 2001.

      There were no long-term net capital gains during the period ended December 31, 2001.

 6.   TAX INFORMATION (UNAUDITED)

       The Fund is required to advise its shareholder within sixty days of the Fund's fiscal year end regarding the federal tax status of distributions received by the shareholder during such fiscal year. During the

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      fiscal year ended December 31, 2001, the Fund paid a net investment income distribution of $54,577,698 to its shareholder.

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